Supplemental Oil And Gas Information (Schedule Of Oil And Gas Property Acquisition, Exploration And Development) (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Supplemental Oil And Gas Information [Abstract]
Property acquisitions proved		$ 164
Property acquisitions unproved	$ 14	23
Exploration cost	491	590
Development cost	7	243
Total	$ 512	$ 1,020